Financial Instruments and Risk Management - Fair Value Information on Other Financial Assets and Liabilities Recorded at Amortized Cost (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Jan. 01, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized debt issuance costs		$ 6
Senior Unsecured Convertible Bonds Issued on August 4, 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized debt issuance costs	$ 5